Revenue Recognition - Revenue from contracts with customers (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition
Revenue	$ 257	$ 262	$ 784	$ 753	$ 1,016	$ 981
Lease, grant, and revenue from subsidies
Revenue Recognition
Revenue	24	18	71	57
Data | Consumer Revenue
Revenue Recognition
Revenue	59	62	180	186
Data | Business Revenue
Revenue Recognition
Revenue	124	122	375	333
Wireless | Consumer Revenue
Revenue Recognition
Revenue	35	35	104	105
Wireless | Business Revenue
Revenue Recognition
Revenue	8	10	24	31
Other | Consumer Revenue
Revenue Recognition
Revenue	4	12	22	32
Other | Business Revenue
Revenue Recognition
Revenue	$ 3	$ 3	$ 8	$ 9